Segment and corporate information (Tables)	9 Months Ended
Sep. 30, 2018
Segment and corporate information
Schedule of segment and corporate activity
Segment and corporate information
in € THOUS
	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended September 30, 2018
Revenue from contracts with customers	2.780.991	611.862	407.369	169.918	3.970.140	3.330	3.973.470
Other revenue external customers	61.764	7.661	14.089	868	84.382	-	84.382
Revenue external customers	2.842.755	619.523	421.458	170.786	4.054.522	3.330	4.057.852
Inter-segment revenue	139	-	150	103	392	(392)	-
Revenue	2.842.894	619.523	421.608	170.889	4.054.914	2.938	4.057.852
Operating income	525.191	87.283	66.284	(1.504)	677.254	(150.532)	526.722
Interest							(74.451)
Income before income taxes							452.271
Depreciation and amortization	(94.084)	(28.962)	(11.525)	(3.177)	(137.748)	(41.033)	(178.781)
Income (loss) from equity method investees	20.236	(2.249)	680	323	18.990	(1.000)	17.990
Additions of property, plant and equipment and intangible assets	145.109	36.451	13.791	45.314	240.665	100.200	340.865

Three months ended September 30, 2017
Revenue external customers	3.115.071	632.097	410.714	174.723	4.332.605	3.097	4.335.702
Inter-segment revenue	293	2	223	118	636	(636)	-
Revenue	3.115.364	632.099	410.937	174.841	4.333.241	2.461	4.335.702
Operating income	482.687	106.185	77.096	17.814	683.782	(75.201)	608.581
Interest							(86.113)
Income before income taxes							522.468
Depreciation and amortization	(94.370)	(29.252)	(11.235)	(4.234)	(139.091)	(38.692)	(177.783)
Income (loss) from equity method investees	15.886	(2.876)	8	260	13.278	-	13.278
Additions of property, plant and equipment and intangible assets	114.459	26.316	12.497	8.370	161.642	64.477	226.119

Nine months ended September 30, 2018
Revenue from contracts with customers	8.420.185	1.887.078	1.193.561	502.172	12.002.996	11.081	12.014.077
Other revenue external customers	168.332	20.565	41.578	2.634	233.109	-	233.109
Revenue external customers	8.588.517	1.907.643	1.235.139	504.806	12.236.105	11.081	12.247.186
Inter-segment revenue	1.369	303	468	154	2.294	(2.294)	-
Revenue	8.589.886	1.907.946	1.235.607	504.960	12.238.399	8.787	12.247.186
Operating income	2.173.372	301.140	218.355	23.779	2.716.646	(291.949)	2.424.697
Interest							(238.724)
Income before income taxes							2.185.973
Depreciation and amortization	(279.731)	(86.240)	(33.671)	(13.606)	(413.248)	(120.769)	(534.017)
Income (loss) from equity method investees	57.897	(6.964)	1.774	710	53.417	(1.000)	52.417
Total assets	16.519.127	3.687.215	2.240.919	693.210	23.140.471	2.446.615	25.587.086
thereof investments on equity method investees	331.961	175.220	98.380	24.518	630.079	-	630.079
Additions of property, plant and equipment and intangible assets	459.768	102.427	37.207	56.742	656.144	198.701	854.845

Nine months ended September 30, 2017
Revenue external customers	9.714.927	1.887.510	1.205.640	534.819	13.342.896	11.947	13.354.843
Inter-segment revenue	1.465	3	245	270	1.983	(1.983)	-
Revenue	9.716.392	1.887.513	1.205.885	535.089	13.344.879	9.964	13.354.843
Operating income	1.478.038	333.328	237.163	44.679	2.093.208	(250.047)	1.843.161
Interest							(273.807)
Income before income taxes							1.569.354
Depreciation and amortization	(300.088)	(90.001)	(34.768)	(13.278)	(438.135)	(115.629)	(553.764)
Income (loss) from equity method investees	53.166	(3.826)	1.178	584	51.102	-	51.102
Total assets	15.572.667	3.609.233	2.066.100	668.863	21.916.863	2.333.495	24.250.358
thereof investments on equity method investees	326.439	184.964	97.587	24.290	633.280	-	633.280
Additions of property, plant and equipment and intangible assets	375.197	79.976	34.056	26.244	515.473	148.992	664.465